Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Transactions with Related Parties [Abstract]
Schedule of balances with related parties
	Year ended December 31,
	2018	2017	2016
	USD

Management and consulting fees (including bonuses) (1)	$471	$505	$322

Other expenses and share-based payment (1)	$50	$79	$158

Patent expenses	$229	$234	$198

Directors’ fee and share-based payment (2)	$173	$171	$134

(1) Number of related parties	$1	$1	$1

(2) Number of directors	$5	$5	$5